Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
	Feb. 24, 2022 $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Oct. 31, 2022 $ / shares	Nov. 05, 2021 CAD ($) shares	Oct. 31, 2020 CAD ($)
Disclosure of classes of share capital [line items]
Equity | $		$ 108,175	$ 108,175	$ 98,762			$ 86,767
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $		$ 6		$ 11
Average cost of shares purchased for cancellation		$ 132.8		$ 0
Average book value of shares purchased for cancellation		12.47
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | (per share)		$ 1,000	$ 1,000
Preferred shares issued price per depositary share			$ 25
Redemption price per share					$ 1,000
Number of shares issued | shares		15	15	15
Equity | $		$ 23	$ 23	$ 23
Series BQ on cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $		$ 1,750	$ 1,750
Shares issued price per share		$ 1,000	$ 1,000
Series 1, 2, and 3 [member]
Disclosure of classes of share capital [line items]
Shares issued price per share		$ 1,000	$ 1,000
Series BR noncumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $		$ 1,250	$ 1,250
Shares issued price per share		$ 1,000	$ 1,000
Series BS noncumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Equity | $		$ 1,000	$ 1,000
Shares issued price per share		$ 1,000	$ 1,000
Series BT non-cumulative 5-year rate reset first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share		$ 25
Number of shares issued | shares						750
Equity | $						$ 750
Series BJ non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	6,000
Redemption price per share	$ 25.75